  As filed with the Securities and Exchange Commission on November 17, 1995

                                                       Registration No. 33-46479
                                                              File No. 811-06602
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X

        Pre-Effective Amendment No. __                                       ___

        Post-Effective Amendment No. 9                                        X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X

        Amendment No. 12                                                      X

                     THE PREFERRED GROUP OF MUTUAL FUNDS
              (Exact Name of Registrant as Specified in Charter)

                            100 N.E. Adams Street
                         Peoria, Illinois 61629-5330
             (Address of Principal Executive Offices) (Zip Code)
                Registrant's Telephone Number:  (309) 675-4999

                    Name and Address of Agent for Service:

                               P. Michael Pond
                     THE PREFERRED GROUP OF MUTUAL FUNDS
                            100 N.E. Adams Street
                         Peoria, Illinois 61629-5330

                                   Copy to:
                             J.B. Kittredge, Esq.
                                 Ropes & Gray
                           One International Place
                            Boston, MA 02110-2624

It is proposed that this filing will become effective:
        X       Immediately upon filing pursuant to paragraph (b),
        _       On _______________ pursuant to paragraph (b),
        _       60 days after filing pursuant to paragraph (a)(1),
        _       On _________________ pursuant to paragraph (a)(1),
        _       75 days after filing pursuant to paragraph (a)(2), or
        _       On ______________ pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial           3,863,381 shs.                      $ 17.86            $ 68,999,985       $ 13,800.00
Interest
Preferred Growth
Fund


        *   Based on offering price per share on November 14, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.



                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial           3,052,917 shs.                      $ 14.74            $  44,999,997      $ 9,000.00
Interest
Preferred Value
Fund


        *   Based on offering price per share on November 7, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial           2,423,263 shs.                      $ 12.38            $ 29,999,996       $ 6,000.00
Interest
Preferred International
Fund



        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial       503,524 shs.                          $ 9.93                   $ 4,999,993        $ 1,000.00
Interest
Preferred Small Cap
Fund


        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.



                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial       1,172,791 shs.                        $ 12.79               $ 14,999,997       $ 3,000.00
Interest
Preferred Asset
Allocation Fund


        *   Based on offering price per share on November 7, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial        95,785 shs.                            $ 10.44              $ 999,995            $ 200.00
Interest
Preferred Balanced
Fund



        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial           7,758,620 shs.                      $ 10.44              $ 80,999,993       $ 16,200.00
Interest
Preferred Fixed
Income Fund


        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.



                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial           3,971,486 shs.                      $ 9.82              $ 38,999,993       $ 7,800.00
Interest
Preferred Short-Term
Government Securities
Fund


        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial          15,000,000 shs.                      $ 1.00              $ 15,000,000       $ 3,000.00
Interest
Preferred Money
Market Fund



        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.

The Registrant has also previously registered an indefinite number or amount of its shares of beneficial interest pursuant to Rule 24f-2. The Registrant filed a Rule 24f-2 Notice on August 22, 1995 in respect of the fiscal year ended June 30, 1995.

                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Peoria and the State of Illinois on the 16th day of November, 1995.


                                                   THE PREFERRED GROUP OF MUTUAL
                                                   FUNDS


                                                   By: P. Michael Pond*
                                                       -------------------------
                                                   Title: President

        Pursuant to the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.


Signature                      Title                            Date
---------                      -----                            ----

P. Michael Pond*              Trustee and President          November 16, 1995
----------------              (Chief Executive Officer)
P. Michael Pond

William F. Bahl*              Trustee                        November 16, 1995
----------------
William F. Bahl

Dixie L. Mills*               Trustee                        November 16, 1995
---------------
Dixie L. Mills

Gary M. Anna*                 Trustee                        November 16, 1995
-------------
Gary M. Anna

James F. Masterson*           Trustee                        November 16, 1995
-------------------
James F. Masterson

Fred L. Kaufman*              Treasurer and Vice             November 16, 1995
----------------              President (Principal
Fred L. Kaufman               Financial and Principal
                              Accounting Officer)

                                              *By:  Fred L. Kaufman
                                                    ----------------------------
                                                    Fred L. Kaufman
                                                    Attorney-in-Fact Pursuant to
                                                    Powers of Attorney Filed
                                                    Previously and for Himself


                              November 17, 1995




The Preferred Group of Mutual Funds (the "Trust")
100 N.E. Adams Street
Peoria, Illinois 61629

Gentlemen:

        We are furnishing this opinion to you in connection with Post-Effective Amendment No. 9 to your Registration Statement on Form N-1A under the Securities Act of 1933. You have informed us that you intend to register 3,863,381 shares of beneficial interest of your Preferred Growth Fund, 3,052,917 shares of beneficial interest of your Preferred Value Fund, 2,423,263 shares of beneficial interest of your Preferred International Fund, 503,524 shares of beneficial interest of your Preferred Small Cap Fund, 1,172,791 shares of beneficial interest of your Preferred Asset Allocation Fund, 95,785 shares of beneficial interest of your Preferred Balanced Fund, 7,758,620 shares of beneficial interest of your Preferred Fixed Income Fund, 3,971,486 shares of beneficial interest of your Preferred Short-Term Government Securities Fund, and 15,000,000 shares of beneficial interest of your Preferred Money Market Fund, which shares of beneficial interest (together, the "Shares") are in addition to your shares of beneficial interest which you have previously offered and sold or are currently offering pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24e-2 under the 1940 Act.

        We have examined your Agreement and Declaration of Trust, as amended, as on file at the office of the Secretary of State of The Commonwealth of Massachusetts. We are familiar with the actions taken by your Trustees to authorize the issue and sale from time to time of your shares of beneficial interest at not less than net asset value and have assumed that the Shares will be issued and sold in accordance with such action. We have also examined a copy of your Bylaws and such other documents as we have deemed necessary for the purposes of this opinion.

        Based on the foregoing, we are of the opinion that upon the issue and sale of any Shares for cash or securities at net asset value, determined in accordance with your Bylaws, such Shares will be duly authorized, legally issued, fully paid and nonassessable by the Trust.

        The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that the notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of the relevant series of the Trust for all loss and expense of any shareholder held personally liable for the obligations of the Trust solely by reason of his being or having been a shareholder of that series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the series itself would be unable to meet its obligations.


Very truly yours,



Ropes & Gray